CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 25, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 53,781	$ 81,965
Receivables, net of allowances of $3,666 and $2,626 at December 31, 2013 and December 25, 2012, respectively	83,161	51,590
Inventories	15,819	14,361
Prepaids and other assets	13,339	12,199
Deferred tax assets	10,403	8,076
Total current assets	176,503	168,191
Investments	8,032	11,166
Property and equipment, net (includes $9,347 and $9,870 related to VIEs at December 31, 2013 and December 25, 2012, respectively)	1,234,903	1,223,539
Notes receivable, net of allowances of $724 and $563 at December 31, 2013 and December 25, 2012, respectively	4,756	3,183
Goodwill	258,459	258,459
Intangibles, net	27,234	31,958
Other assets	26,330	24,051
TOTAL ASSETS	1,736,217	1,720,547
CURRENT LIABILITIES:
Current maturities of long-term debt	11,567	24,988
Membership initiation deposits - current portion	112,212	91,398
Accounts payable	26,764	27,670
Accrued expenses	36,772	35,989
Accrued taxes	20,455	16,678
Other liabilities	79,300	52,915
Total current liabilities	287,070	249,638
Long-term debt (includes $13,157 and $13,408 related to VIEs at December 31, 2013 and December 25, 2012, respectively)	638,112	768,369
Membership initiation deposits	204,152	202,630
Deferred tax liability	210,989	207,790
Other liabilities (includes $21,233 and $20,220 related to VIEs at December 31, 2013 and December 25, 2012, respectively)	157,944	149,038
Total liabilities	1,498,267	1,577,465
Commitments and contingencies (See Note 15)
EQUITY
Common stock of ClubCorp Holdings, Inc., $0.01 par value, 200,000,000 shares authorized; 63,789,730 and 50,569,730 issued and outstanding at December 31, 2013 and December 25, 2012, respectively	638	506
Additional paid-in capital	320,274	184,460
Accumulated other comprehensive loss	(1,070)	(672)
Retained deficit	(92,669)	(51,777)
Total stockholders' equity	227,173	132,517
Noncontrolling interests in consolidated subsidiaries and variable interest entities	10,777	10,565
Total equity	237,950	143,082
TOTAL LIABILITIES AND EQUITY	$ 1,736,217	$ 1,720,547